Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree PNC International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree PNC International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of International Small Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of International Small Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Small Cap Fund's performance. During the most recent fiscal year, International Small Cap Fund's portfolio turnover rate was 22 percent (unannualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in International Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in International Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that International Small Cap Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, International Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap foreign markets issuers, or in the form of American Depositary Receipts (ADRs), that is, certificates that trade in the U.S. and which represent title to shares of a foreign markets issuer held by an overseas bank. International Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets, including emerging markets, as well as one or more mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets issuers. International Small Cap Fund generally will be invested in issuers in ten or more foreign countries. International Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $5 billion.

International Small Cap Fund’s sub-adviser uses proprietary quantitative investment technology, combined with traditional, growth-based, fundamental research, to identify potential investments. International Small Cap Fund’s investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund's assets, the sub-adviser also incorporates information on the economic and financial market conditions within each country. The sub-adviser's portfolio construction process seeks to combine the best investment candidates within the sub-adviser's recommended framework of country allocations. International Small Cap Fund is "non-diversified," which means it may invest a higher percentage of its assets in a smaller number of issuers.

International Small Cap Fund may buy or sell options for hedging purposes. The extent of its use of options may vary over time based on its sub-adviser’s assessment of market conditions and other factors. International Small Cap Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments also for hedging purposes.

International Small Cap Fund may invest in other derivatives (i.e., a security or instrument whose value is determined by reference to the value, or the change in value, of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. International Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, International Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap foreign markets issuers, or in the form of American Depositary Receipts (ADRs), that is, certificates that trade in the U.S. and which represent title to shares of a foreign markets issuer held by an overseas bank. International Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets, including emerging markets, as well as one or more mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets issuers. International Small Cap Fund generally will be invested in issuers in ten or more foreign countries. International Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $5 billion.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money by investing in International Small Cap Fund. An investment in International Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of International Small Cap Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which International Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which International Small Cap Fund may have substantial investments.

Foreign Securities, including Emerging Markets Securities.  International Small Cap Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable. They also are more susceptible to governmental interference, and they tend to have less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Growth Stock Investing. Growth stocks, especially common shares likely held by International Small Cap Fund, are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the sub-adviser's assessment of the prospect for a company's growth is wrong, or if the sub-adviser's judgement of how other investors will value the company's growth is wrong, the price of the company's stock may fall or not approach the value that the sub-adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of International Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk.  To meet shareholder redemption requests and other cash requirements, International Small Cap Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing International Small Cap Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Investment Strategies, Generally, and Quantitative Investment Risk.  International Small Cap Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of International Small Cap Fund's portfolio. International Small Cap Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.

Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.

Currency and Option Contracts and Other Derivatives.  International Small Cap Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for International Small Cap Fund to liquidate an open option contract.

Investments in Other Collective Investment Funds. To the extent that International Small Cap Fund invests in mutual funds and exchange-traded funds (ETFs), its investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting International Small Cap Fund shareholders to some duplication of fees.

Non-Diversification.  International Small Cap Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on International Small Cap Fund.

Sector.  International Small Cap Fund does not have a policy of investing a significant portion of its assets in any particular industry sector. From time to time, however, it may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk.

Regional/Country Focus.  International Small Cap Fund does not have a policy of investing a significant portion of its assets in any particular region or country, However, to the extent that International Small Cap Fund focuses its investments in a particular geographic region or country, it may be subject to increased currency, political, regulatory and other risks associated with that region or country.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in International Small Cap Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. International Small Cap Fund is "non-diversified," As a result, a decline in the value of the securities of one issuer could have a significant negative effect on International Small Cap Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in International Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As International Small Cap Fund had commenced operations in 2019, there is no historical performance information to present. Performance history will be presented after the fund has been in operation for one full calendar year. Current performance information will be available through peartreefunds.com after International Small Cap Fund commences operations.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As International Small Cap Fund had commenced operations in 2019, there is no historical performance information to present. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Pear Tree PNC International Small Cap Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
1 Year	rr_ExpenseExampleYear01	$ 178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	$ 2,062
Pear Tree PNC International Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
1 Year	rr_ExpenseExampleYear01	$ 141
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	807
10 Years	rr_ExpenseExampleYear10	$ 1,780
Pear Tree PNC International Small Cap Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	$ 1,624

[1]	"Other Expenses" are calculated as of June 30, 2019.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2020 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of International Small Cap Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have the right to recoup from International Small Cap Fund amounts that it has waived under that agreement.